RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
16.	RELATED PARTY TRANSACTIONS

The Company leases air travel time from a company, which is controlled by the Chairman of IMRIS Inc. The amount charged to travel, included in Administrative expenses during the year ended December 31, 2012 totaled $396 (2011 – $357). The transactions were priced using an estimated third party comparable cost and were recorded at the exchange amount. The payable balance owing as at December 31, 2012 was $118 (2011 - $Nil).